Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 198,832	$ 200,256	$ 596,496	$ 422,814	$ 621,647
Future amortization expense, next year	795,000		795,000		795,000
Future amortization expense, thereafter	788,000		788,000		788,000
Purchase price	8,000,000		8,000,000
Transaction costs	1,782		1,782		1,782
Capitalized cost	3,037,147		3,037,147		11,038,929
Tax basis of intangible asset	$ 1,782		$ 1,782		$ 1,782